CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 55,089	$ 24,268	$ 20,876
Cost of revenues	(42,184)	(25,429)	(32,490)
Gross profit (loss)	12,905	(1,161)	(11,614)
Operating expenses:
Research and development	56,478	73,817	92,676
Sales and marketing	5,751	7,474	8,777
General and administrative	18,409	19,466	19,535
Total operating expenses	80,638	100,757	120,988
Operating loss	(67,733)	(101,918)	(132,602)
Financial income, net	109	7,328	9,790
Loss before taxes on income	(67,624)	(94,590)	(122,812)
Taxes on income	(171)	(167)	(642)
Net loss	$ (67,795)	$ (94,757)	$ (123,454)
Basic net loss per ordinary share	$ (0.34)	$ (0.57)	$ (0.84)
Diluted net loss per ordinary share	$ (0.34)	$ (0.57)	$ (0.84)
Weighted average number of ordinary shares used in computing basic net loss per ordinary share	199,895,238	167,216,070	147,480,521
Weighted average number of ordinary shares used in computing diluted net loss per ordinary share	199,895,238	167,216,070	147,480,521